GOING CONCERN (Details Narrative) - USD ($)		3 Months Ended							9 Months Ended		12 Months Ended
	Dec. 31, 2023	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Cash		$ 38,854			$ 6,191				$ 38,854		$ 6,191
Accumulated deficit	$ 1,569,830	4,623,356			2,911,163				4,623,356		2,911,163	$ 1,569,830
Net loss		649,775	$ 605,563	$ 456,855	718,790	$ 271,333			1,712,193	$ 622,544	1,341,333	587,997
Net cash provided by used in operating activities									586,016	704,792	1,019,787	534,307
Cash	8,808	38,854			6,191				38,854		6,191	8,808
ALTANINE, INC. [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Cash		8,000							8,000
Accumulated deficit	3,978	7,821,705			3,240,695				7,821,705		3,240,695	3,978
Net loss	3,978	3,126,326	$ 830,012	$ 624,672		$ 1,403,543	$ 700,364	$ 16,500	4,581,010	2,120,407	3,236,717	3,978
Net cash provided by used in operating activities									1,362,047	$ 853,307	1,566,166	3,978
Cash	$ 522	7,979			3,026				7,979		3,026	$ 522
Working capital		(2,700,000)							(2,700,000)
ALTANINE, INC. [Member] | Related Party [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Line of credit maximum amount		2,500,000							$ 2,500,000
Line of credit term									2 years
Line of credit funded		$ 2,169,501							$ 2,169,501